Derivative financial instruments	6 Months Ended
Jun. 30, 2019
Derivative financial instruments
Derivative financial instruments
10. Derivative financial instruments
	Contract notional amount	Fair value
		Assets	Liabilities
As at 30.06.19	£m	£m	£m
Foreign exchange derivatives	5,325,619	56,446	(58,302)
Interest rate derivatives	43,634,276	154,780	(147,878)
Credit derivatives	799,556	13,013	(11,995)
Equity and stock index and commodity derivatives	1,172,578	19,801	(24,761)
Derivative assets/(liabilities) held for trading	50,932,029	244,040	(242,936)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	74,976	8	(2)
Derivatives designated as fair value hedges	116,000	138	(103)
Derivatives designated as hedges of net investments	935	-	(62)
Derivative assets/(liabilities) designated in hedge accounting relationships	191,911	146	(167)

Total recognised derivative assets/(liabilities)	51,123,940	244,186	(243,103)

As at 31.12.18
Foreign exchange derivatives	5,289,872	64,188	(64,127)
Interest rate derivatives	37,140,892	125,118	(120,628)
Credit derivatives	759,075	10,755	(9,519)
Equity and stock index and commodity derivatives	1,003,914	22,323	(25,304)
Derivative assets/(liabilities) held for trading	44,193,753	222,384	(219,578)

Derivatives in hedge accounting relationships
Derivatives designated as cash flow hedges	75,389	11	(6)
Derivatives designated as fair value hedges	101,845	143	(49)
Derivatives designated as hedges of net investments	2,968	-	(10)
Derivative assets/(liabilities) designated in hedge accounting relationships	180,202	154	(65)

Total recognised derivative assets/(liabilities)	44,373,955	222,538	(219,643)

Derivative financial instrument assets and liabilities increased £22bn to £244bn and £23bn to £243bn respectively, mainly due to an increase in interest rate derivatives.

The IFRS netting posted against derivative assets was £40bn including £5bn of cash collateral netted (December 2018: £21bn including £2bn cash collateral netted) and £40bn for liabilities including £6bn of cash collateral netted (December 2018: £21bn including £3bn of cash collateral netted). Derivative asset exposures would be £223bn (December 2018: £203bn) lower than reported under IFRS if netting were permitted for assets and liabilities with the same counterparty or for which the Barclays Group holds cash collateral of £37bn (December 2018: £31bn). Similarly, derivative liabilities would be £223bn (December 2018: £202bn) lower reflecting counterparty netting and cash collateral placed of £37bn (December 2018: £30bn). In addition, non-cash collateral of £5bn (December 2018: £6bn) was held in respect of derivative assets and £4bn (December 2018: £3bn) was placed in respect of derivative liabilities. Collateral amounts are limited to net on balance sheet exposure so as to not include over-collateralisation.